Schedule of Finite-Lived Intangible Assets (Details) - USD ($)	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017
Balance - Beginning	$ 62,827	$ 53,997
Alternative Health Products Schedule Of Finite-lived Intangible Assets 1		53,997
Additions	15,715	9,699
Alternative Health Products Schedule Of Finite-lived Intangible Assets 2		36,989
Amortization	(221)	(869)
Alternative Health Products Schedule Of Finite-lived Intangible Assets 3		9,699
Balance Ending	$ 78,321	62,827
Alternative Health Products Schedule Of Finite-lived Intangible Assets 4		17,008
Alternative Health Products Schedule Of Finite-lived Intangible Assets 5		(869)
Alternative Health Products Schedule Of Finite-lived Intangible Assets 6		0
Alternative Health Products Schedule Of Finite-lived Intangible Assets 7		62,827
Alternative Health Products Schedule Of Finite-lived Intangible Assets 8		$ 53,997